Vessel revenue - Lease and non lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Lease components of revenue	$ 280,633	$ 548,988	$ 428,781
Non - lease components of revenue	254,349	353,808	265,656
Total lease and non - lease components of revenue	$ 534,982	$ 902,796	$ 694,437
Variability of lease revenue	100.00%